GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of General And Administrative Expense [Abstract]
Disclosure of Detailed General and Administrative Expense
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Employee compensation and benefits	$648	$376	$360
Management fees	302	281	241
Transaction costs	80	26	48
Professional fees	169	92	97
Facilities and technology fees	62	43	47
Other	143	112	131
Total general and administrative expense	$1,404	$930	$924